UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2014

Item 1. Report to Shareholders

International Equity Index Fund	October 31, 2014

The views and opinions in this report were current as of October 31, 2014. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Developed non-U.S. equity markets declined slightly over the 12 months ended October 31, 2014, against a backdrop of geopolitical turmoil, new recession worries in the eurozone, and stalled economic progress in Japan. European markets recorded a small loss for the period as the largest eurozone members Germany and France faltered. The Nordic countries held up best, led by Denmark. Japanese stocks also declined slightly, but Hong Kong was the only developed Asian market to deliver a positive return.

The International Equity Index Fund returned -0.09% for its fiscal year ended October 31, 2014, compared with -0.40% for the FTSE All World Developed ex North America Index (FTSE index). The fund gives shareholders exposure to non-U.S. stocks by closely matching the structure and performance of the FTSE index.

MARKET REVIEW

Developed European and Asian markets declined slightly for the past 12 months, though the sharpest losses occurred in the last three months of the period as the dollar appreciated sharply against other developed market currencies. Many investors who owned non-U.S. stocks denominated in dollars lost ground even as investors who owned the same shares denominated in local currencies saw gains. Heightened geopolitical tensions in Ukraine, spreading violence in the Middle East, and pro-democracy protests in Hong Kong, as well as ongoing concerns about the effect of potentially rising U.S. interest rates following the end of the Federal Reserve’s monthly asset purchase program, also weighed on investor sentiment.

Currency Conversion a Double-Edged Sword

The U.S. dollar has appreciated sharply against most developed markets and many emerging markets currencies since mid-2014. The accompanying chart shows an index of the dollar's value over the past 10 years compared with the most widely traded global currencies.

The Dollar Also Rises
105
100
95
90
85
80
75
70
11/04
11/05
11/06
11/07
11/08
11/09
11/10
11/11
11/12
11/13
11/14

Inflation-adjusted, trade-weighted foreign exchange value of the dollar against major currencies. Source: Federal Reserve.

The U.S. dollar continually fluctuates versus most other currencies based on economic conditions, interest rate trends, government policies, geopolitical tensions, and other factors. The U.S. dollar's recent appreciation reflects the improving U.S. economic conditions compared with other major markets, including Europe and Japan, and expectations for rising U.S. interest rates. The dollar is also historically perceived as a "safe haven" currency amid geopolitical turmoil. When the U.S. dollar appreciates, imported goods can be purchased with fewer dollars, and U.S. exports become more expensive for foreign buyers.

A strengthening dollar hurts the performance of nondollar investments for U.S. investors, while a falling dollar is additive to performance. For the six-month period ended October 31, 2014, the dollar rallied, gaining almost 10% versus the euro, 9% versus the Japanese yen, and more than 5% against the British pound. In that period, the MSCI EAFE Index of developed stock markets outside the U.S. and Canada generated a 3.47% return in local currency terms, but after converting to dollars, the same basket of stocks returned -4.63% for U.S. investors. Results were similar for the MSCI All Country World Index ex USA, which in addition to the EAFE index, includes Canada and all countries in the MSCI Emerging Markets Index. It generated a 4.23% return in local currency terms, but after converting to dollars, it returned -2.55% for U.S. investors.

Investors should keep in mind that currency trends are unpredictable and should not be a primary factor when making long-term investment decisions.

Stocks in developed European markets declined slightly despite a healthy rally that began at the end of last year (after the European Central Bank (ECB) cut interest rates) and continued into 2014. However, investors became increasingly concerned about stagnant eurozone economic growth as the calendar year progressed. This led to a significant downturn in European shares in the summer. To stimulate bank lending, the ECB reduced its benchmark lending rates again in June and September and began to effectively charge banks to keep reserves at the central bank. In September, the ECB announced an asset purchase program but stopped short of announcing a full-scale quantitative easing (QE) initiative. Nonetheless, the ECB’s efforts to stimulate the region’s economy did not appear to have a significant effect as economic growth hovered near zero and inflation stayed unusually low.

Japanese stocks also suffered a small decline for the reporting period. While the Bank of Japan’s (BOJ) ongoing aggressive QE program and targeted fiscal reforms have helped the economy make strides toward recovery from its decades-long malaise, more recent efforts have fallen flat. The country implemented a large consumption tax increase on April 1, which led to the gross domestic product (GDP) contracting at an annualized 7.1% in the second quarter. In mid-2014, Prime Minister Shinzo Abe outlined the “third arrow” of a series of structural reforms designed to reinvigorate corporate earnings and position the country for solid economic growth. But these changes, which encompass efforts to include more women in the workforce, ease regulations in the agriculture and health care industries, and improve corporate governance, have proven difficult to implement because of Japan’s demographic and cultural factors.

PORTFOLIO HIGHLIGHTS

The FTSE index’s major markets include the UK, Japan, and developed countries in Europe and the Pacific Rim. The fund is constructed by sorting the market in each country in the index by industry groups and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in stocks in proportion to their index weighting.

At the end of October, as shown in the accompanying Geographic Diversification chart, Europe represented 60% of net assets, Japan’s portion made up 22%, and the Pacific Rim composed 17%. Financials continued to represent the largest sector weight, increasing slightly to 25%. Other sectors also adjusted up or down as shown in the Sector Diversification chart on page 5, with industrials and business services, consumer discretionary, consumer staples, and health care making up the remainder of the largest allocations.

Health care was by far the best-performing sector, followed by utilities. Information technology, telecommunication services, and consumer staples rounded out the advancing sectors with gains of less than 3% each. The remaining sectors declined: our largest allocation, financials, declined the least, at under 1%, followed by industrials and business services, the second-largest sector, which lost nearly 3%. The remaining sectors—consumer discretionary, energy, and materials—each fell over 5%.

Your fund remains broadly diversified, consistent with the FTSE index (please see the Twenty-Five Largest Holdings table on page 8 for a sample of the diversity). Some of the best performers on that list were pharmaceutical firms, including UK-based AstraZeneca, Denmark’s Novo Nordisk, Switzerland’s Novartis, and Germany’s Bayer. Among the fund’s larger financials holdings, Commonwealth Bank of Australia and Spain’s Banco Santander were the strongest performers. Other large holdings with positive returns include Switzerland’s global food giant Nestlé, UK petroleum giant Royal Dutch Shell, and Belgium-based Anheuser-Busch InBev. Weaker performers among the fund’s top holdings included South Korea’s Samsung Electronics; Japan’s largest auto manufacturer, Toyota Motor; France’s pharmaceutical leader Sanofi; and UK telecommunications giant Vodafone. As a reminder, please note that our strategy in this fund is to mirror its benchmark index and give investors exposure to the major international markets in the developed world. We make no individual stock selections based on bottom-up or macroeconomic analysis. (Please refer to the fund’s portfolio of investments for a detailed list of holdings and the amount each represents in the portfolio.)

INVESTMENT OUTLOOK

Our near-term expectations for global growth are modest as central banks in the U.S. and UK prepare to raise short-term interest rates in their respective markets and, conversely, the ECB and BOJ continue their accommodative policies as they seek to support growth. Overall, we remain optimistic about the environment for global equities in the intermediate and longer term, though our near-term outlook is somewhat guarded. Dollar strength is likely to periodically weigh on performance of non-U.S. stocks in the coming quarters, while unresolved geopolitical issues in many countries may continue to roil markets.

Our mission is to provide investors with low-cost exposure to non-U.S. equities through a diversified portfolio designed to replicate the performance of our benchmark index. As mentioned, we do not make investment decisions based on our view of individual stocks or the overall economy, but we believe that an allocation to foreign securities is an integral part of a diversified investment portfolio.

Respectfully submitted,

E. Frederick Bair
Cochairman of the fund’s Investment Advisory Committee

Neil Smith
Cochairman of the fund’s Investment Advisory Committee

November 19, 2014

The committee cochairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE All World Developed ex North America Index: A broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies listed in 21 countries. The index’s major markets include the UK, Japan, and developed countries in Europe and the Pacific Rim.

Gross domestic product: The total market value of all goods and services produced in a country in a given year.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 10/31/14
Nestle, Switzerland	1.6%
Royal Dutch Shell, United Kingdom	1.6
Novartis, Switzerland	1.5
Roche Holding, Switzerland	1.5
HSBC, United Kingdom	1.4
Toyota Motor, Japan	1.1
BP, United Kingdom	0.9
Samsung Electronics, South Korea	0.9
Total, France	0.9
Bayer, Germany	0.8
Commonwealth Bank of Australia, Australia	0.8
GlaxoSmithKline, United Kingdom	0.8
Banco Santander, Spain	0.8
British American Tobacco, United Kingdom	0.8
Sanofi, France	0.7
BHP Billiton, Australia	0.7
Westpac Banking, Australia	0.7
AstraZeneca, United Kingdom	0.6
Siemens, Germany	0.6
Anheuser-Busch InBev, Belgium	0.6
Vodafone, United Kingdom	0.6
Novo Nordisk, Denmark	0.6
Mitsubishi UFJ Financial, Japan	0.6
Australia & New Zealand Banking, Australia	0.6
BASF, Germany	0.6
Total	22.3%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/Par	$ Value
ARGENTINA 0.1%		
Common Stocks 0.1%		
Tenaris (EUR)	18,431	365
Total Argentina (Cost $342)		365
AUSTRALIA 7.6%		
Common Stocks 7.6%		
Adelaide Brighton	16,890	50
AGL Energy	25,546	306
ALS Queensland	13,966	70
Alumina (1)	94,468	137
Amcor	47,282	489
AMP	114,824	594
Ansell	5,993	105
APA Group	31,280	217
Aristocrat Leisure	23,819	135
Arrium	105,199	31
Asciano	37,741	209
ASX	7,423	236
Aurizon Holdings	79,392	328
AusNet Services	62,483	76
Australia & New Zealand Banking	108,645	3,215
Bank of Queensland	13,327	149
Bendigo & Adelaide Bank	16,570	182
BHP Billiton	126,411	3,773
BlueScope Steel (1)	21,599	100
Boral	30,024	133
Brambles	60,863	513
Caltex Australia	5,290	145
Challenger	22,728	139
Coca-Cola Amatil	20,993	169
Cochlear	2,231	145
Commonwealth Bank of Australia	63,422	4,511
Computershare	19,135	207

Crown Resorts	14,656	188
CSL	20,187	1,429
CSR	18,692	57
Dexus Property Group	222,920	238
Downer EDI	16,100	68
DuluxGroup	13,508	64
Echo Entertainment	30,899	107
Fairfax Media	69,257	50
Federation Centres	53,662	129
Flight Centre Travel	2,060	76
Fortescue Metals Group	62,151	193
Goodman Fielder	64,528	36
Goodman Group	66,291	325
GPT Group	68,364	249
Gunns (1)(2)	28,047	—
GWA Group	10,750	26
Harvey Norman Holdings	18,422	62
Iluka Resources	16,201	107
Incitec Pivot	63,669	164
Insurance Australia	90,059	518
IOOF Holdings	11,683	93
James Hardie Industries, GDR	16,945	186
Leighton Holdings	5,902	115
Lend Lease, Equity Units	20,798	288
Macquarie Atlas Roads, Equity Units	14,572	39
Macquarie Group	12,383	669
Metcash Trading	32,417	81
Mirvac Group	141,724	225
National Australia Bank	93,241	2,882
New Hope	8,536	17
Newcrest Mining (1)	29,508	236
Novion Property	87,510	162
Nufarm	5,923	26
Oil Search	44,475	339

Orica	14,083	257
Origin Energy	42,556	536
Orora	47,282	73
OZ Minerals	11,045	38
Perpetual	1,590	65
Platinum Asset Management	8,157	47
Qantas Airways (1)	41,727	62
QBE Insurance	52,239	532
Ramsay Health Care	5,004	231
REA Group	1,940	78
Recall Holdings	12,173	62
Rio Tinto	17,079	911
Santos	37,417	426
Scentre (1)	202,864	635
Seek	12,992	190
Seven West Media	23,679	36
Shopping Centres Australasia Property	22,236	36
Sims Metal Management	6,425	63
Sonic Healthcare	15,306	252
Stockland	89,218	335
Suncorp Group	50,413	652
Sydney Airport, Equity Units	41,481	161
Tabcorp Holdings	27,394	98
Tatts Group	54,277	166
Telstra	172,821	858
Ten Network Holdings (1)	61,079	12
Toll Holdings	25,362	127
TPG Telecom	10,471	67
Transurban Group	70,431	506
Treasury Wine Estates	24,902	102
Wesfarmers	44,871	1,750
Westfield	75,727	531
Westpac Banking	121,391	3,732
Whitehaven Coal (1)	19,802	27

Woodside Petroleum	28,251	1,001
Woolworths	48,355	1,536
WorleyParsons	8,323	100
		42,099
Mutual Funds 0.0%		
iShares MSCI Australia Index Fund, ETF (USD) (3)	10,300	262
		262
Total Australia (Cost $32,903)		42,361
AUSTRIA 0.2%		
Common Stocks 0.2%		
Andritz	2,853	138
Erste Group Bank	11,294	289
Immoeast, EC (1)(2)	16,465	–
Immofinanz (1)	35,766	108
OMV	5,572	175
Raiffeisen Bank International	4,336	93
Strabag	565	12
Telekom Austria (3)	3,615	27
Verbund	2,442	50
Vienna Insurance Group	1,396	67
Voestalpine	4,337	174
Total Austria (Cost $1,592)		1,133
BELGIUM 1.1%		
Common Stocks 1.1%		
Ageas	8,307	278
Anheuser-Busch InBev	31,437	3,484
Anheuser-Busch InBev, Strips (1)(2)	11,328	–
Belgacom	5,416	204
Colruyt	2,637	120

Delhaize	3,944	270
Groupe Bruxelles Lambert	3,041	272
KBC (1)	10,783	579
Solvay	2,198	300
Telenet (1)	1,902	108
UCB	4,802	388
Umicore	4,176	163
Total Belgium (Cost $3,709)		6,166

CHILE 0.0%

Common Stocks 0.0%

Antofagasta (GBP)	13,500	152
Total Chile (Cost $104)		152

CHINA 0.3%

Common Stocks 0.3%

AAC Technologies Holdings (HKD) (3)	26,500	161
Alibaba Health Information Technology (HKD) (1)	86,000	54
Chaoda Modern Agriculture Holdings (HKD) (1)	100,464	3
China Mengniu Dairy (HKD)	52,000	228
China Rongsheng Heavy Industry (HKD) (1)	106,500	17
China Travel International Investment (HKD)	102,000	32
Hopewell Highway Infrastructure (HKD)	35,025	17
Huabao International Holdings (HKD)	72,000	52
Hutchison Harbour Ring (HKD)	138,000	13
New World China Land (HKD)	98,200	60
Parkson Retail (HKD)	42,000	12
Semiconductor Manufacturing (HKD) (1)(3)	915,000	95
Shougang Fushan Resources Group (HKD) (3)	132,000	30
Shui On Land (HKD)	121,933	28
Sun Art Retail (HKD) (3)	85,000	91
Tingyi (Cayman Island) (HKD)	74,000	185

FOREIGN/EUROPE 0.2%

Mutual Funds 0.2%

iShares MSCI EMU Index Fund, ETF (USD) (3)	38,200	1,428
Total Foreign/Europe (Cost $1,206)		1,428

FRANCE 8.5%

Common Stocks 8.5%

Accor	6,771	285
Aeroports de Paris	1,513	179
Air France-KLM (1)	5,485	46
Air Liquide	13,494	1,630
Airbus	21,839	1,307
Alcatel-Lucent (1)	106,941	329
Alstom (1)	8,414	293
ArcelorMittal	39,153	513
Arkema	2,277	141
Atos	3,024	209
AXA	74,784	1,728
BIC	1,056	132
Biomerieux	532	56
BNP Paribas	38,490	2,427
Bollore (3)	204	97
Bouygues	7,325	254
Bureau Veritas	8,456	210
Cap Gemini	5,731	378
Carrefour	23,295	683
Casino Guichard-Perrachon	2,251	231
Christian Dior	2,024	359
CNP Assurances	6,183	116
Compagnie de Saint-Gobain	18,012	775
Credit Agricole	40,522	602

Danone	21,962	1,493
Dassault Systemes	4,947	314
Edenred	7,727	214
Eiffage	1,556	83
Electricite de France	10,151	300
Essilor International	7,753	857
Euler Hermes	492	48
Eurazeo	1,497	100
Eutelsat Communications (3)	6,420	209
Fonciere des Regions	1,261	116
GDF Suez	56,065	1,361
GDF Suez, Strips (1)(2)	2,058	—
Gecina	1,331	180
Groupe Eurotunnel	17,800	225
Hermes International	316	98
ICADE	1,336	106
Iliad	887	194
Imerys	1,228	88
Ipsen	1,297	64
JCDecaux	2,490	83
Kering	2,889	559
Klepierre	3,801	164
L'Oreal	9,363	1,471
Lafarge	7,152	497
Lagardere	4,234	103
Legrand	10,404	560
LVMH	9,870	1,678
Michelin, B Shares	7,317	636
Natixis	36,031	248
Numericable (1)	1,225	45
Numericable, Rights, 11/27/14 (1)	1,225	36
Orange	70,984	1,130
Pernod Ricard	7,738	883
Peugeot (1)	13,367	159

Peugeot, Warrants, 4/29/17 (1)	8,935	14
Publicis Groupe	7,739	537
Remy Cointreau	878	63
Renault	7,314	545
Rexel	11,408	192
Safran	10,260	651
Sanofi	45,110	4,178
Schneider Electric	21,779	1,724
SCOR	5,470	168
SEB	996	82
Societe Generale, A Shares	28,134	1,361
Sodexo	3,530	340
STMicroelectronics	24,465	164
Suez Environnement	10,071	170
Technip	4,193	304
Television Francaise	3,881	58
Thales	3,885	193
Total	80,062	4,778
Unibail-Rodamco	3,832	983
Valeo	3,004	338
Vallourec	4,527	167
Veolia Environnement	16,871	282
Vinci	18,652	1,067
Vivendi	50,080	1,225
Wendel	1,182	130
Zodiac Aerospace	7,522	230
Total France (Cost $47,421)		47,226

GERMANY 7.9%

Common Stocks 7.4%

Adidas	8,198	597
Allianz	17,945	2,851
Axel Springer	1,628	90

BASF	36,383	3,205
Bayer	32,592	4,636
Beiersdorf	3,895	315
Bilfinger	1,471	95
BMW	12,812	1,371
Brenntag	6,054	293
Celesio	2,341	77
Commerzbank (1)	37,015	558
Continental	4,257	836
Daimler	37,648	2,926
Deutsche Bank	54,361	1,696
Deutsche Boerse	7,212	492
Deutsche Lufthansa	8,970	133
Deutsche Post	37,470	1,177
Deutsche Telekom	122,840	1,852
Deutsche Wohnen	11,215	253
E.ON	73,092	1,258
Evonik Industries	2,618	87
Fielmann	946	62
Fraport	1,445	89
Fresenius	15,326	789
Fresenius Medical Care	8,272	607
Fuchs Petrolub	3,066	112
GEA Group	6,901	318
Hannover Rueck	2,353	196
Heidelberger Zement	5,489	374
Henkel	2,415	220
HOCHTIEF	1,054	78
Hugo Boss	1,636	217
Infineon Technologies	43,939	426
Kabel Deutschland (1)	796	108
KS (3)	7,500	209
Lanxess	3,566	185
Linde	7,291	1,345

Volkswagen	5,909	1,260
		2,990
Total Germany (Cost $36,001)		44,208

GREECE 0.1%

Common Stocks 0.1%

Alpha Bank (1)	150,978	98
Hellenic Telecommunications Organization (1)	9,216	104
National Bank of Greece (1)	59,297	143
OPAP	8,180	99
Piraeus Bank (1)	76,596	112
Total Greece (Cost $848)		556

HONG KONG 3.2%

Common Stocks 3.2%

AIA Group	474,600	2,648
ASM Pacific Technology	9,400	103
Bank of East Asia	51,580	215
BOC Hong Kong Holdings	141,000	470
Brightoil Petroleum Holdings (1)	106,000	33
Cafe de Coral	12,000	43
Cathay Pacific Airways	38,000	72
Champion REIT	89,000	39
Cheung Kong Holdings	52,000	923
Cheung Kong Infrastructure	19,000	139
Chow Tai Fook Jewellery (3)	39,000	55
CLP Holdings	60,400	520
Dah Sing Banking Group	7,040	13
Dah Sing Financial	7,800	48
Esprit Holdings	72,018	91
FIH Mobile (1)	84,000	45
First Pacific	92,750	100

Galaxy Entertainment	82,000	561
Global Brands Group Holding (1)	215,200	47
Great Eagle Holdings	10,000	34
Hang Lung Group	31,000	156
Hang Lung Properties	86,000	268
Hang Seng Bank	30,000	508
Henderson Land Development	44,597	302
Hong Kong & China Gas	242,663	566
Hong Kong Exchanges and Clearing	45,300	1,005
Hongkong Land Holdings (USD)	46,000	321
Hopewell Holdings	20,500	73
Hutchison Telecommunications Hong Kong Holdings (3)	43,000	17
Hutchison Whampoa	79,000	1,004
Hysan Development	24,000	110
Jardine Matheson Holdings (USD)	9,200	554
Jardine Strategic Holdings (USD)	9,000	321
Johnson Electric	13,625	46
Kerry Logistics Network	19,750	32
Kerry Properties	25,000	87
Kowloon Development	12,000	14
L'OCCITANE (3)	16,250	38
Li & Fung	223,200	274
Lifestyle International	17,000	32
Macau Legend Development (1)	59,000	30
Melco International Development (3)	31,000	84
MGM China Holdings	28,000	92
MTR	53,500	219
New World Development	193,500	243
NWS Holdings	51,000	96
Orient Overseas International	7,700	44
PCCW	147,000	94
Power Assets Holdings	52,000	502
Sa Sa International Holdings (3)	36,000	25
Samsonite International	50,100	167

Sands China	94,800	591
Shangri-La Asia	53,500	78
Shun Tak Holdings	70,500	36
Sino Land	115,800	192
SJM Holdings	69,000	145
Sun Hung Kai Properties	60,000	896
Sun Hung Kai Properties, Warrants, 4/22/16 (1)	4,750	10
Swire Pacific, Series A	25,000	328
Swire Properties	45,800	147
Techtronic Industries	47,500	149
Television Broadcasts	10,600	58
Texwinca Holdings	24,000	21
The Link	89,500	527
VTech Holdings (3)	6,000	75
WH Group (1)	122,000	80
Wharf Holdings	59,100	437
Wheelock	31,000	151
Wynn Macau	40,000	147
Xinyi Glass Holding (3)	70,000	41
Xinyi Solar Holdings	88,000	30
Yue Yuen Industrial	31,000	105
		17,767
Mutual Funds 0.0%		
iShares MSCI Hong Kong Index Fund, ETF (USD) (3)	4,400	95
		95
Total Hong Kong (Cost $12,057)		17,862
IRELAND 0.4%		
Common Stocks 0.4%		
Bank of Ireland (1)	1,073,683	422
CRH	29,036	645
DCC (GBP)	3,258	182

Kerry Group, A Shares	5,685	386
Ryanair Holdings, ADR (USD) (1)	5,000	278
Smurfit Kappa	8,991	186
Total Ireland (Cost $1,850)		2,099

ISRAEL 0.6%

Common Stocks 0.6%

Azrieli	1,338	43
Bank Hapoalim	38,178	195
Bank Leumi Le-Israel (1)	48,317	173
Bezeq the Israeli Telecommunication	72,578	123
Cellcom Israel	1,766	18
Clal Insurance Enterprise Holdings (1)	702	11
Delek Automotive Systems	1,026	10
Delek Energy Systems (1)	25	16
Delek Group	172	59
Elbit Systems	872	53
EZchip Semiconductor (1)	1,018	21
First International Bank of Israel	713	10
Frutarom Industries	1,342	33
Gazit Globe	2,981	35
Harel Insurance	3,700	19
Israel Chemicals	16,661	112
Israel Corporation (1)	85	42
Israel Discount Bank (1)	34,644	56
Melisron	491	13
Migdal Insurance & Financial Holding	8,150	11
NICE-Systems	1,992	81
Oil Refineries (1)	34,368	11
Ormat Industries	1,862	13
Osem Investment	1,322	26
Partner Communications (1)	3,078	20
Paz Oil	160	23

Shikun & Binui	6,692	15
Shufersal	2,166	5
Strauss Group	1,237	20
Teva Pharmaceuticals Industries	37,347	2,112
United Mizrahi Bank (1)	4,276	47
Total Israel (Cost $3,070)		3,426

ITALY 2.1%

Common Stocks 2.1%

Assicurazioni Generali	49,687	1,018
Atlantia	15,501	365
Banca Monte dei Paschi Siena (1)	170,000	129
Banco Popolare (1)	14,073	204
Buzzi Unicem (3)	2,621	35
Cnh Industrial	35,940	293
Davide Campari-Milano	10,590	76
Enel	255,721	1,306
Enel Green Power	60,396	148
Eni	97,085	2,068
Exor	3,812	166
Fiat Chrysler Automobiles (1)	630	7
Finmeccanica (1)	14,497	131
Gtech (3)	2,409	56
Intesa Sanpaolo	464,318	1,363
Luxottica	6,878	350
Mediaset (1)	25,214	84
Mediobanca (1)	21,379	188
Mediolanum	9,613	65
Parmalat	11,178	34
Pirelli	12,876	172
Prada (HKD) (3)	19,800	123
Prysmian	8,080	140
Saipem (1)	9,660	152

Salvatore Ferragamo	1,721	41
Snam	82,560	447
Telecom Italia (1)	443,500	501
Telecom Italia, RSP	192,135	172
Terna Rete Elettrica Nazionale	55,700	281
UniCredit	177,937	1,287
Unione di Banche Italiane	33,875	266
UnipolSai	46,447	125
UnipolSai, Class B	18,670	50
Total Italy (Cost $15,020)		11,843

JAPAN 21.7%

Common Stocks 21.5%

ABC-Mart	800	46
ACOM (1)	14,200	46
Advantest	6,400	75
Aeon (3)	27,300	275
AEON Financial Service	4,100	88
Aeon Mall	3,940	74
AIFUL (1)	10,200	43
Air Water	7,000	113
Aisin Seiki	7,600	255
Ajinomoto	24,000	450
Alfresa Holdings	7,200	93
Alps Electric	6,500	113
Amada	14,000	125
ANA Holdings	46,000	110
Anritsu	5,300	40
Aoyama Trading	2,000	48
Aozora Bank	45,000	161
Aplus Financial (1)	3,700	5
Asahi Glass	40,000	211
Asahi Group Holdings	17,000	532

Asahi Kasei	52,000	432
Asatsu	1,200	31
Asics	7,200	166
Astellas Pharma	87,780	1,387
Autobacs Seven	2,700	39
AWA Bank	8,000	49
Azbil	2,900	71
Bandai Namco Holdings	7,600	188
Bank of Kyoto	14,000	123
Benesse Holdings	3,100	98
Bridgestone	26,300	879
Brother Industries	9,800	179
Calbee	2,900	104
Calsonic Kansei	6,000	34
Canon	44,600	1,374
Canon Sales	2,200	46
Capcom	1,800	28
Casio Computer	9,500	153
Central Japan Railway	7,500	1,157
Century Tokyo Leasing	1,700	45
Chiba Bank	30,000	215
Chiyoda	7,000	73
Chubu Electric (1)	27,500	331
Chugai Pharmaceutical	8,600	262
Chugoku Bank	6,800	102
Chugoku Electric Power	12,200	163
Citizen Holdings	12,100	79
Coca-Cola East Japan	3,700	67
Coca-Cola West	2,300	33
COMSYS Holdings	4,700	85
Cosmo Oil	24,000	37
Cosmos Pharmaceutical	300	43
Credit Saison	6,200	132
Dai Nippon Printing	24,000	239

Dai-ichi Life Insurance	44,300	674
Daicel	12,000	142
Daido Steel	13,000	50
Daihatsu Motor	7,900	110
Daiichi Sankyo	27,400	414
Daikin Industries	10,500	661
Daikyo	12,000	23
Daishi Bank	12,000	43
Daito Trust Construction	3,000	379
Daiwa House Industry	25,300	488
Daiwa Securities Group	69,000	550
Dena (3)	4,600	60
Denki Kagaku Kogyo	17,000	56
Denso	18,700	871
Dentsu	8,700	326
DIC	30,000	62
Disco	900	62
DMG Mori Seiki	4,100	49
Don Quijote Holdings	2,200	133
Dowa Holdings	9,250	79
East Japan Railway	14,900	1,178
Ebara	17,000	95
Eisai	10,700	419
Electric Power Development	5,700	197
Exedy	1,200	31
Ezaki Glico	2,000	65
FamilyMart	2,400	96
FANUC	7,700	1,353
Fast Retailing	2,100	779
FP (3)	900	26
Fuji Electric	23,000	102
Fuji Heavy Industries	24,700	838
Fuji Media Holdings	400	5
FUJIFILM Holdings	17,900	589

Fujikura	12,000	51
Fujitsu	70,000	428
Fukuoka Financial	33,000	171
Fukuyama Transporting	7,000	36
Furukawa Electric	25,000	44
Glory Limited	2,200	58
Gree (3)	3,300	23
GS Yuasa	15,000	76
Gunma Bank	18,000	114
H20 Retailing	3,500	59
Hachijuni Bank	19,000	118
Hakuhodo Dy Holdings	9,300	94
Hamamatsu Photonics	2,700	125
Hankyu Hanshin Holdings	49,000	295
Haseko	10,500	78
Heiwa	1,400	29
HIGO Bank	8,000	46
Hikari Tsushin	700	48
Hino Motors	10,400	153
Hirose Electric	1,200	149
Hiroshima Bank	22,000	112
HIS	2,100	56
Hisamitsu Pharmaceutical	3,200	108
Hitachi	182,000	1,461
Hitachi Capital	1,700	42
Hitachi Chemical	3,800	69
Hitachi Construction Machinery	3,900	80
Hitachi High-Technologies	2,400	74
Hitachi Metals	8,000	137
Hitachi Transport System	1,500	20
Hokkaido Electric Power (1)	7,000	59
Hokkoku Bank	11,000	39
Hokugin Financial Group	51,000	101
Hokuriku Electric	7,300	99

Honda Motor	70,700	2,249
Hoshizaki Electric	1,900	94
House Foods	2,900	49
HOYA	16,800	614
Hulic	11,100	124
Hyakugo Bank	9,000	38
Hyakujushi Bank	10,000	33
Ibiden	4,500	68
Idemitsu Kosan	3,800	75
IHI	55,000	272
Iida Group Holdings	6,100	71
Inpex	36,100	463
Isetan Mitsukoshi Holdings	14,220	196
Isuzu Motors	24,900	333
ITO EN	2,300	46
ITOCHU	60,600	742
ITOCHU Techno-Solutions	900	37
Iyo Bank	12,000	130
Izumi	1,500	49
J. Front Retailing	9,900	133
JAFCO	1,100	44
Japan Airlines	4,600	123
Japan Airport Terminal	3,700	150
Japan Aviation Electronics Industry	3,000	60
Japan Display (1)	13,900	42
Japan Exchange	11,000	276
Japan Petroleum Exploration	1,100	36
Japan Steel Works	13,000	46
Japan Tobacco	41,500	1,438
JFE Holdings	20,275	406
JGC	9,000	237
Joyo	27,000	147
JSR	7,900	144
Jtekt	8,800	143

Juroku Bank	13,000	52
JX Holdings	95,370	414
K's Holdings	1,600	44
Kagome	2,800	46
Kagoshima Bank	6,000	39
Kajima	33,000	150
Kakaku.com	4,900	67
Kaken Pharmaceutical	3,000	76
Kamigumi	10,000	99
Kandenko 1942	4,000	21
Kaneka	13,000	72
Kansai Electric Power (1)	30,000	299
Kansai Paint	10,000	155
Kao	20,600	790
Kawasaki Heavy Industries	60,000	238
Kawasaki Kisen Kaisha	34,000	79
KDDI	21,600	1,392
Keihan Electric Railway	21,000	106
Keikyu	19,000	160
Keio	23,000	177
Keisei Electric Railway	11,000	131
Kewpie	4,200	74
Keyence	1,764	853
Kikkoman	8,000	185
Kinden	5,000	53
Kintetsu	69,000	242
Kirin Holdings	35,000	458
Kissei Pharmaceutical	1,500	40
Kobayashi Pharmaceutical	1,300	82
Kobe Steel	114,000	184
Koito Manufacturing	5,000	155
Komatsu	37,300	896
Komeri	1,200	27
Konami	3,600	72

Konica Minolta	20,200	229
Kose	1,100	45
Kubota	49,000	783
Kuraray	13,700	161
Kurita Water Industries	4,600	99
KYB	7,000	31
Kyocera	12,700	596
KYORIN Holdings	2,100	45
Kyowa Hakko Kirin	11,000	129
Kyushu Electric Power (1)	18,000	197
Lawson	2,500	171
Lintec	2,000	42
Lion	10,000	57
LIXIL	11,000	243
M3	6,700	113
Mabuchi Motor	1,100	98
Maeda Road Construction	2,000	31
Makita	4,900	287
Marubeni	65,300	425
Marui Group	10,400	89
Maruichi Steel Tube	2,400	58
Matsui Securities	3,900	37
Matsumotokiyoshi Holdings	1,500	45
Mazda Motor	20,800	500
MEDIPAL Holdings	6,700	76
MEIJI Holdings	2,770	236
Minebea	14,000	194
Miraca Holdings	2,200	93
Misumi	3,400	109
Mitsubishi	56,100	1,118
Mitsubishi Chemical	52,500	263
Mitsubishi Electric	78,000	1,017
Mitsubishi Estate	50,000	1,284
Mitsubishi Gas Chemical	16,000	96

Mitsubishi Heavy Industries	126,000	800
Mitsubishi Logistics	6,000	92
Mitsubishi Materials	49,000	156
Mitsubishi Motors	24,000	253
Mitsubishi Shokuhin	500	12
Mitsubishi Tanabe Pharma	8,800	135
Mitsubishi UFJ Financial	557,590	3,325
Mitsubishi UFJ Lease & Finance	18,900	101
Mitsui	68,200	1,045
Mitsui Chemicals	35,000	104
Mitsui Engineer & Shipbuilding	30,000	66
Mitsui Fudosan	37,000	1,198
Mitsui Mining & Smelting	21,000	54
Mitsui Osk Lines	44,000	140
Mizuho Financial Group	943,100	1,719
Mochida Pharmaceutical	600	38
MS&AD Insurance Group Holdings	21,300	467
Murata Manufacturing	7,900	898
Musashino Bank	1,200	41
Nabtesco	4,700	118
Nagase & Company	4,400	57
Nagoya Railroad	34,000	149
Nankai Electric Railway	24,000	116
Nanto Bank	10,000	41
NEC	101,000	364
Nexon	5,000	44
NGK Insulators	11,000	243
NGK Spark Plug	8,500	226
NH Foods	8,000	186
NHK Spring	6,900	64
Nichirei	11,000	46
Nidec (3)	8,672	570
Nihon Kohden	1,600	81
Nikon	13,600	187

Nintendo	4,200	457
Nippo	2,000	37
Nippon Electric Glass	15,500	73
Nippon Express	35,000	156
Nippon Kayaku	7,000	93
Nippon Paint Holdings	9,000	205
Nippon Paper Industries	3,900	58
Nippon Sheet Glass (1)	32,000	31
Nippon Shinyaku	2,000	60
Nippon Shokubai	6,000	74
Nippon Steel & Sumitomo Metal	333,055	893
Nippon Telegraph & Telephone	15,100	943
Nippon Television Holdings	1,900	29
Nippon Yusen Kabushiki Kaisha	63,000	166
Nipro	4,200	35
Nishi-Nippon Bank	28,000	79
Nishi-Nippon Railroad	14,000	57
Nissan Chemical Industries	6,000	113
Nissan Motor	100,000	926
Nissan Shatai	2,800	39
Nisshin Seifun Group	9,955	99
Nisshin Steel	3,200	30
Nisshinbo Holdings	6,000	50
Nissin Foods	3,000	160
Nitori	3,000	193
Nitto Denko	6,400	353
NOK	4,400	115
Nomura Holdings	138,300	867
Nomura Real Estate	4,400	78
Nomura Research Institute	3,900	130
North Pacific Bank	10,400	43
NS Solutions	600	19
NSK	19,000	255
NTN	20,000	90

NTT Data	4,900	193
NTT DOCOMO	55,400	929
NTT Urban Development	3,900	45
Obayashi	26,000	183
Obic	2,700	99
Odakyu Electric Railway	24,000	228
Oji Holdings	37,000	134
Okasan Securities Group	7,000	53
Okuma	6,000	44
Olympus (1)	11,700	428
Omron	8,600	417
Ono Pharmaceutical	3,600	369
Onward Holdings	5,000	30
Oracle Corporation Japan	1,200	47
Orient (1)	15,000	31
Oriental Land	2,100	458
ORIX	50,800	711
Osaka Gas	77,000	310
Otsuka	2,000	75
Otsuka Holdings	15,100	541
Panahome	3,000	20
Panasonic	83,795	1,011
Park24	3,700	56
Pigeon	1,400	88
Pola Orbis Holdings	700	29
Rakuten	34,000	389
Rengo	9,000	40
Resona Holdings	74,300	432
Resorttrust	3,700	90
Ricoh	27,100	287
Rinnai	1,500	134
Rohm	3,700	230
Rohto Pharmaceutical	4,000	58
Ryohin Keikaku	900	122

San-In Godo Bank	6,000	47
Sankyo-Gunma	1,900	70
Sanrio (3)	2,300	66
Santen Pharmaceutical	3,100	186
Sapporo	14,000	61
Sawai Pharmaceutical	1,400	84
SBI Holdings	7,940	92
SCREEN Holdings	8,000	44
SCSK	1,600	43
Secom	8,100	502
Sega Sammy Holdings	7,740	124
Seibu Holdings (3)	5,600	106
Seiko Epson	5,600	265
Seino Holdings	6,000	48
Sekisui Chemical	17,000	211
Sekisui House	22,000	275
Senshu Ikeda Holdings	8,420	45
Seven & I Holdings	30,752	1,214
Seven Bank	25,300	106
Sharp (1)	61,000	156
Shiga Bank	10,000	57
Shikoku Electric Power (1)	5,800	80
Shimachu	1,900	48
Shimadzu	12,000	106
Shimamura	1,100	97
Shimano	3,100	417
Shimizu	25,000	187
Shin-Etsu Chemical	16,200	1,054
Shinko Electric	2,400	14
Shinsei Bank	69,000	155
Shionogi	12,400	322
Shiseido (3)	15,200	254
Shizuoka Bank	25,000	261
Shochiku	4,000	38

Showa Denko	56,000	75
Showa Shell Sekiyu	7,200	62
Sky Perfect JSAT Holdings	7,600	47
SMC	2,400	696
SoftBank	37,100	2,749
Sohgo Security Services	2,500	59
Sojitz	45,500	68
Sompo Japan Nipponkoa Holdings	15,100	388
Sony	39,100	788
Sony Financial	6,500	105
Sotetsu Holdings	16,000	61
Square Enix Holdings	2,800	57
Stanley Electric	5,800	119
Start Today	1,800	40
Sugi	1,700	75
SUMCO	4,000	55
Sumitomo	44,400	481
Sumitomo Chemicals	60,000	209
Sumitomo Dainippon Pharma (3)	6,200	73
Sumitomo Electric Industries	30,000	412
Sumitomo Forestry	4,700	50
Sumitomo Heavy Industries	22,000	124
Sumitomo Metal Mining	21,000	295
Sumitomo Mitsui Financial	52,900	2,150
Sumitomo Mitsui Trust Holdings	150,130	619
Sumitomo Osaka Cement	14,000	44
Sumitomo Real Estate Sales	680	15
Sumitomo Realty & Development	17,000	644
Sumitomo Riko	1,200	10
Sumitomo Rubber Industries	7,000	97
Sundrug	1,300	64
Suntory Beverage & Food	4,900	177
Suruga Bank	8,000	169
Suzuken Aichi Japan	2,800	76

Suzuki Motor	16,400	558
Sysmex	5,900	260
T&D Holdings	25,600	335
Tadano	5,000	73
Taiheiyo Cement	47,000	173
Taisei	41,000	232
Taisho Pharmaceutical Holdings	1,800	128
Taiyo Nippon Sanso (3)	11,000	99
Taiyo Yuden	4,300	45
Takara Holdings	7,000	56
Takashimaya	11,000	92
Takata	1,200	16
Takeda Pharmaceutical	30,500	1,330
TDK	4,800	277
Teijin	36,000	88
Temp Holdings (3)	1,700	56
Terumo	14,100	358
The 77 Bank	14,000	79
The Bank of Yokohama	49,000	286
The Keiyo Bank	10,000	53
THK	4,700	120
Tobu Railway	42,000	215
Toda	9,000	39
Toho	4,900	114
Toho Gas	20,000	110
Tohoku Electric Power	18,500	234
Tokai Rika	1,900	37
Tokai Tokyo Financial Holdings	9,000	62
Tokio Marine Holdings	28,100	911
Tokyo Broadcasting	1,500	17
Tokyo Electric Power (1)	56,600	206
Tokyo Electron	6,700	416
Tokyo Gas	97,000	565
Tokyo Tatemono	16,000	141

Tokyu	49,000	327
Tokyu Fudosan Holdings	18,000	128
TonenGeneral Sekiyu	11,000	97
Topcon	3,000	71
Toppan Forms	1,400	14
Toppan Printing	24,000	165
Toray Industries	61,000	413
Toshiba	161,000	719
Toshiba Tec	5,000	36
Tosoh	24,000	106
TOTO	13,000	147
Toyo Seikan Group Holdings	6,400	79
Toyo Suisan Kaisha	4,000	138
Toyo Tire & Rubber	3,900	65
Toyobo	33,000	48
Toyoda Gosei	2,700	51
Toyota Boshoku	2,200	25
Toyota Industries	6,600	317
Toyota Motor	104,404	6,281
Toyota Tsusho	8,700	221
Trend Micro Japan	4,100	139
TS Tech	2,000	49
Tsumura	2,500	57
Tsuruha	1,400	84
TV Asahi Holdings	800	13
Ube Industries	39,000	59
Unicharm	13,800	323
UNY Group Holdings	7,900	42
USHIO	4,600	49
USS	8,000	129
Wacoal	5,000	53
West Japan Railway	7,400	357
Yahoo! Japan	51,700	183
Yakult Honsha	4,200	234

MEXICO 0.0%

Common Stocks 0.0%

Fresnillo (GBP)	6,447	72
Total Mexico (Cost $85)		72

NETHERLANDS 2.3%

Common Stocks 2.3%

Aegon	74,238	605
Akzo Nobel (3)	9,562	637
Akzo Nobel, Rights, 12/2/14 (1)	9,454	—
Altice (1)	3,277	204
ASML Holding	13,154	1,313
Boskalis Westminster	2,957	158
Corio	2,670	130
Fugro, GDR	2,902	40
Gemalto (3)	2,802	214
Gemalto	450	34
Heineken	9,587	716
Heineken Holding, Series A	2,696	175
ING Groep, GDR (1)	152,205	2,187
Koninklijke Ahold	32,394	542
Koninklijke DSM	6,819	428
Koninklijke KPN	121,228	398
Koninklijke Philips	36,525	1,022
Koninklijke Vopak	2,605	131
Randstad Holdings	4,124	182
Reed Elsevier	24,654	568
SBM Offshore (1)	6,778	85
TNT Express	17,456	101
Unilever, GDR	61,341	2,382
Wolters Kluwer	11,508	307

Ziggo (1)	5,572	272
Total Netherlands (Cost $11,271)		12,831

NEW ZEALAND 0.2%

Common Stocks 0.2%

Air New Zealand	17,907	29
Auckland International Airport (3)	33,446	103
Contact Energy (3)	13,455	65
Fisher & Paykel Healthcare (3)	21,084	93
Fletcher Building	26,514	178
Kiwi Income Property Trust (3)	36,391	34
Ryman Healthcare	15,864	94
SKYCITY Entertainment Group (3)	21,086	64
Sky Network Television (3)	14,473	72
Spark New Zealand	71,200	176
The Warehouse Group	5,834	14
Vector	8,496	18
Xero (1)(3)	2,819	35
Total New Zealand (Cost $930)		975

NORWAY 0.7%

Common Stocks 0.7%

Akastor (3)	5,695	20
Aker Solutions (1)	5,695	37
DNB	41,848	769
Gjensidige Forsikring (3)	6,661	121
Marine Harvest	11,161	158
Norsk Hydro	52,442	293
Orkla	30,473	233
Schibsted	3,156	167
Seadrill	13,618	309
Statoil	37,702	862

Subsea 7	11,008	119
Telenor	27,203	611
Yara International	6,807	313
Total Norway (Cost $3,551)		4,012

PORTUGAL 0.2%

Common Stocks 0.2%

Banco Comercial Portugues (1)	1,452,914	164
Banco Espirito Santo (1)(2)	127,132	—
EDP Renovaveis	7,381	48
Energias de Portugal	98,976	427
Galp Energia, B Shares	14,621	212
Jeronimo Martins	9,212	81
Portugal Telecom	22,431	37
Total Portugal (Cost $1,351)		969

RUSSIA 0.0%

Common Stocks 0.0%

Polymetal International (GBP)	7,283	60
United RUSAL (HKD) (1)	56,000	31
Total Russia (Cost $134)		91

SINGAPORE 1.4%

Common Stocks 1.4%

Ascendas Real Estate Investment Trust	74,000	129
CapitaCommercial Trust	73,880	96
CapitaLand	98,500	244
CapitaMall Trust	101,100	156
City Developments	23,000	169
ComfortDelGro	78,012	160
COSCO (Singapore)	33,000	15

DBS Group	68,000	983
Fraser & Neave	7,000	17
Frasers Centrepoint	15,000	19
Genting Singapore	235,000	201
Global Logistic Properties	116,000	249
Golden Agri-Resources	247,872	101
Hutchison Port Holdings Trust, Equity Units (USD)	198,000	134
Indofood Agri Resources	13,000	9
Jardine Cycle & Carriage	4,000	125
Keppel	55,600	410
Keppel Land	27,000	70
M1	10,385	28
Neptune Orient Lines (1)	30,000	20
Noble Group	177,541	166
Oversea-Chinese Banking	129,125	994
SembCorp Industries	34,520	131
SembCorp Marine	31,600	90
SIA Engineering	8,000	30
Singapore Airlines	19,333	149
Singapore Exchange	32,000	175
Singapore Post	55,000	85
Singapore Press	61,750	206
Singapore Technologies	60,000	175
Singapore Telecommunications	288,250	849
SMRT	24,000	28
Starhub	24,950	80
Suntec Real Estate Investment Trust	94,000	131
United Overseas Bank	46,520	835
United Overseas Land	18,652	94
Venture	9,000	54
Wilmar International	81,000	202
Wing Tai Holdings	18,700	26

Yanlord Land Group	25,000	21
		7,856
Mutual Funds 0.0%		
iShares MSCI Singapore Index Fund, ETF (USD)	7,500	99
		99
Total Singapore (Cost $5,985)		7,955

SOUTH KOREA 4.1%

Common Stocks 4.1%		
Amorepacific	122	263
Amorepacific Group	117	130
BS Financial	9,518	148
Celltrion	2,594	102
Cheil Worldwide (1)	3,140	49
CJ	533	87
CJ CheilJedang	279	102
CJ Korea Express (1)	391	71
Coway	2,149	163
Daelim Industrial	999	67
Daewoo Engineering & Construction (1)	7,500	46
Daewoo International	1,763	56
Daewoo Securities (1)	7,206	76
Daewoo Shipbuilding & Marine Engineering	3,430	59
Daum Communications	1,264	177
DGB Financial	4,490	64
Dongbu Insurance	1,833	103
Doosan	324	34
Doosan Heavy Industries	1,799	39
Doosan Infracore (1)	4,890	49
E-Mart	809	150
GS Engineering & Construction (1)	1,897	50
GS Holdings	1,882	73

Halla Holdings	216	14
Halla Visteon Climate Control	1,260	56
Hana Financial Group	11,505	397
Hanjin Shipping (1)	4,014	19
Hankook Tire	2,876	148
Hanwha	1,860	48
Hanwha Chemical	3,044	35
Hanwha Life Insurance	8,200	63
Hite Jinro	1,044	26
Hotel Shilla	1,543	148
Hyosung	954	57
Hyundai Department Store	577	73
Hyundai Development Engineering & Construction	2,421	92
Hyundai Engineering & Construction	2,817	128
Hyundai Glovis	615	153
Hyundai Heavy Industries	1,706	158
Hyundai Hysco	267	17
Hyundai Marine & Fire Insurance	2,285	60
Hyundai Merchant Marine (1)	2,703	29
Hyundai Mipo Dockyard	383	27
Hyundai Mobis	2,626	626
Hyundai Motor	6,044	964
Hyundai Securities (1)	6,520	42
Hyundai Steel	2,561	163
Hyundai Wia	603	104
Industrial Bank of Korea	8,810	129
Kangwon Land	4,443	146
KB Financial	15,139	593
KCC	206	114
KEPCO Engineering & Construction	306	19
Kia Motors	10,134	494
Korea Electric Power	10,033	438
Korea Gas (1)	1,034	48
Korea Investment Holdings	1,572	80

Korea Zinc	414	156
Korean Air (1)	1,087	39
KT	5,000	153
KT&G	4,762	423
Kumho Petro Chemical	628	45
Kyongnam Bank (1)	1,264	15
LG	3,472	207
LG Chemical	1,692	315
LG Display (1)	8,722	261
LG Electronics	4,179	256
LG Hausys	245	37
LG Household & Health Care	367	214
LG Uplus	8,383	86
Lotte Chemical	570	79
Lotte Chilsung Beverage	23	37
Lotte Confectionery	32	58
Lotte Shopping	439	122
LS	620	35
Mando (1)	236	44
Mirae Asset Securities	897	38
NAVER	1,066	749
NCSOFT	535	74
NHN Entertainment (1)	429	34
Nong Shim	126	31
OCI (1)	681	59
Orion	138	107
Paradise	1,889	59
POSCO	2,921	840
S-Oil	1,527	58
S1 Corporation	773	54
Samsung C & T	4,812	326
Samsung Card	1,568	67
Samsung Electro-Mechanics	2,168	98
Samsung Electronics	4,229	4,899

Samsung Engineering (1)	1,111	64
Samsung Fine Chemicals	576	16
Samsung Fire & Marine	1,531	413
Samsung Heavy Industries	6,878	168
Samsung Life Insurance	3,869	422
Samsung SDI	2,855	337
Samsung Securities	2,366	106
Samsung Techwin	1,495	46
Shinhan Financial Group	17,942	845
Shinsegae	259	48
SK C&C	862	195
SK Holdings	1,011	158
SK Hynix (1)	20,993	967
SK Innovation	2,361	193
SK Networks (1)	5,570	57
SK Telecom	1,539	386
SKC	650	17
Woori Finance Holdings (1)	11,514	129
Woori Investment & Securities	4,112	45
Yuhan	284	47
		22,600
Mutual Funds 0.0%		
iShares MSCI South Korea Index Fund, ETF (USD) (3)	3,400	199
		199
Total South Korea (Cost $19,177)		22,799
SPAIN 3.2%		
Common Stocks 3.2%		
Abertis Infraestructuras (3)	15,231	317
Acciona (1)	945	66
Acerinox	4,895	73
ACS Group	6,766	251

SWEDEN 2.8%

Common Stocks 2.8%

Alfa Laval	12,251	252
Assa Abloy, B Shares	12,264	652
Atlas Copco, A Shares	31,981	924
Atlas Copco, B Shares	6,677	176
Boliden	10,675	177
Electrolux, Series B	8,603	246
Elekta, B Shares (3)	13,864	142
Getinge, B Shares	7,117	165
Hennes & Mauritz, Series B	37,420	1,490
Hexagon, B Shares	9,872	332
Holmen, B Shares	1,785	59
Husqvarna, B Shares	14,413	107
Industrivarden, A Shares	12,322	228
Industrivarden, C Shares	1,348	24
Investment AB Kinnevik, B Shares	8,025	255
Investor, B Shares	17,726	634
LM Ericsson	117,467	1,389
Lundin Petroleum (1)	8,117	115
Meda, A Shares	8,807	116
Melker Schorling	403	19
Modern Times Group, B Shares	2,016	62
Nordea Bank	125,193	1,606
Ratos, B Shares	7,071	47
Sandvik, A Shares	42,270	465
Securitas, B Shares	11,847	131
Skandinaviska Enskilda Banken	56,834	729
Skanska	13,932	284
SKF, B Shares	16,228	326
Svenska Cellulosa, B Shares	22,738	510
Svenska Handelsbanken, A Shares	18,923	902
Swedbank	41,149	1,088

Swedish Match	7,705	251
Tele2, B Shares	12,121	154
TeliaSonera	84,833	588
Trelleborg, B Shares	9,425	161
Volvo, B Shares	59,768	690
		15,496
Mutual Funds 0.0%		
iShares MSCI Sweden Index Fund, ETF (USD) (3)	2,700	89
		89
Total Sweden (Cost $11,869)		15,585
SWITZERLAND 8.5%		
Common Stocks 8.4%		
ABB	90,065	1,975
Actelion	3,959	470
Adecco	6,779	459
Aryzta	3,277	279
Baloise Holding	1,810	228
Banque Cantonale Vaudois	103	55
Barry Callebaut	72	75
Clariant	10,504	183
Credit Suisse	62,907	1,676
Dksh Holding (3)	987	73
Dufry (1)(3)	1,242	179
Ems Chemie Holdings	276	99
Galenica	190	163
GAM Holding	6,373	109
Geberit	1,473	503
Givaudan	362	604
Holcim	8,903	631
Julius Baer	8,442	370
Kuehne & Nagel	1,964	256

Lindt & Spruengli	48	241
Lindt & Spruengli, Registered Shares	3	180
Lonza Group	2,009	222
Nestle	125,679	9,201
Novartis	91,780	8,512
Pargesa Holding	1,045	81
Partners Group Holding	692	184
PSP Swiss Property	1,559	134
Richemont, A Shares	20,128	1,696
Roche Holding	27,691	8,179
Schindler Holding	1,714	240
Schindler Holding, D Shares	856	116
SGS	201	442
Sika	81	290
Sonova	2,016	314
Sulzer	873	99
Swiss Life	1,139	261
Swiss Prime Site	2,094	159
Swiss Re	13,408	1,084
Swisscom	893	526
Syngenta	3,616	1,121
The Swatch Group	1,645	139
The Swatch Group, B Shares	1,227	582
Transocean (3)	13,598	405
UBS	138,976	2,415
Zurich Insurance Group	5,812	1,759
		46,969
Mutual Funds 0.1%		
iShares MSCI Switzerland Index Fund, ETF (USD) (3)	6,100	197
		197
Total Switzerland (Cost $32,108)		47,166

UNITED KINGDOM 19.4%

Common Stocks 19.3%

3I Group	37,285	237
Aberdeen Asset Management	38,142	265
Admiral Group	7,639	163
Aggreko	9,479	231
AMEC	11,494	192
Anglo American	51,499	1,086
ARM Holdings	55,048	779
Ashmore Group (3)	14,344	73
Ashtead	19,612	328
Associated British Foods	13,655	603
AstraZeneca	49,737	3,621
Aviva	116,074	969
Babcock International Group	19,512	342
BAE Systems	124,657	916
Barclays	646,164	2,477
Barratt Developments	38,598	259
Berkeley Group Holdings	4,871	178
BG Group	134,134	2,235
BHP Billiton	85,260	2,207
BP	727,366	5,240
British American Tobacco	73,753	4,189
British Land	39,638	463
British Sky Broadcasting	41,328	586
BT Group	320,189	1,884
Bunzl	12,959	352
Burberry	17,292	424
Capita	25,775	453
Carnival	7,061	282
Centrica	198,427	961
Cobham	44,365	207
Coca-Cola HBC	7,508	163

Compass Group	66,668	1,074
Croda International	5,216	192
Daily Mail & General Trust	10,381	132
Diageo	99,269	2,922
Direct Line Insurance	58,546	259
Drax	15,276	145
easyJet	8,526	205
Experian	38,885	584
Friends Life	53,046	275
G4S	60,037	246
GKN	63,571	324
GlaxoSmithKline	191,614	4,344
Glencore	420,631	2,157
Hammerson	30,910	304
Hargreaves Lansdown	8,549	136
Hikma Pharmaceuticals	5,230	159
HSBC Holdings	751,597	7,694
ICAP	21,134	142
IMI	10,433	204
Imperial Tobacco	37,971	1,649
Informa	23,454	181
Inmarsat Ventures	16,608	182
InterContinental Hotels	9,686	368
International Consolidated Airlines (1)	39,382	258
Intertek	6,274	273
Intu Properties (3)	35,768	195
Investec	19,825	182
ITV	146,688	477
J Sainsbury (3)	53,981	212
John Wood Group	13,836	147
Johnson Matthey	7,998	381
Kingfisher	92,455	448
Land Securities	30,825	546
Legal & General Group	234,024	866

Lloyds Banking Group (1)	2,130,243	2,632
London Stock Exchange	9,295	300
Marks & Spencer Group	63,624	415
Meggitt	31,749	229
Melrose Industries	41,470	170
Merlin Entertainments	18,571	105
Mondi	14,390	243
National Grid	148,665	2,204
Next	5,759	594
Old Mutual	191,497	594
Pearson	31,860	597
Persimmon	11,985	281
Petrofac	10,017	170
Polyus Gold International (1)	24,980	75
Provident Financial (3)	5,700	194
Prudential	100,568	2,324
Randgold Resources	3,598	210
Reckitt Benckiser	25,426	2,137
Reed Elsevier	44,881	738
Rentokil Initial	70,926	140
Rexam	27,096	207
Rio Tinto	49,374	2,358
Rolls-Royce	73,056	987
Royal Bank of Scotland (1)	83,594	520
Royal Dutch Shell, A Shares	155,481	5,568
Royal Dutch Shell, B Shares	96,323	3,574
Royal Mail	23,553	166
RSA Insurance Group (1)	39,054	302
SABMiller	37,259	2,104
Sage Group	42,449	257
Schroders	5,442	210
Segro	28,899	176
Serco Group	20,569	98
Severn Trent	9,329	298

Preferred Stocks 0.0%		
Rolls-Royce, C Shares (1)	6,575,040	11
		11
Total United Kingdom (Cost $96,844)		108,302
SHORT-TERM INVESTMENTS 0.4%		
Money Market Funds 0.4%		
T. Rowe Price Reserve Investment Fund, 0.05% (4)(5)	2,242,064	2,242
		2,242
U.S. Treasury Obligations 0.0%		
U.S. Treasury Bills, 0.043%, 11/20/14 (6)	160,000	160
		160
Total Short-Term Investments (Cost $2,402)		2,402
SECURITIES LENDING COLLATERAL 1.2%		
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1.2%		
Short-Term Funds 1.2%		
T. Rowe Price Short-Term Reserve Fund, 0.02% (4)(5)	658,986	6,590
Total Investments through Securities Lending Program with JPMorgan Chase Bank		6,590
Total Securities Lending Collateral (Cost $6,590)		6,590
Total Investments in Securities 101.1% of Net Assets (Cost $485,280)		**$ 563,810**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par are denominated in the currency of the country presented unless otherwise noted.

(1) Non-income producing

(2) Level 3 in fair value hierarchy. See Note 2.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $485,280)	$	563,810
Dividends receivable		962
Receivable for shares sold		490
Foreign currency (cost $293)		291
Variation margin receivable on futures contracts		60
Cash		1
Other assets		994
Total assets		566,608
Liabilities		
Obligation to return securities lending collateral		6,590
Payable for investment securities purchased		820
Payable for shares redeemed		589
Investment management and administrative fees payable		283
Other liabilities		557
Total liabilities		8,839
NET ASSETS	$	557,769
Net Assets Consist of:		
Undistributed net investment income	$	14,812
Accumulated undistributed net realized loss		(90,535)
Net unrealized gain		78,389
Paid-in capital applicable to 42,136,969 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized		555,103
NET ASSETS	$	557,769
NET ASSET VALUE PER SHARE	$	13.24

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

($000s)

	Year Ended 10/31/14	10/31/13
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 16,719	$ 10,529
Net realized loss	(2,949)	(9,673)
Change in net unrealized gain / loss	(15,574)	97,255
Increase (decrease) in net assets from operations	(1,804)	98,111
Distributions to shareholders		
Net investment income	(10,613)	(10,733)
Net realized gain	(758)	(671)
Decrease in net assets from distributions	(11,371)	(11,404)
Capital share transactions*		
Shares sold	136,042	112,251
Distributions reinvested	11,087	11,092
Shares redeemed	(81,594)	(80,601)
Redemption fees received	39	37
Increase in net assets from capital share transactions	65,574	42,779
Net Assets		
Increase during period	52,399	129,486
Beginning of period	505,370	375,884
End of period	**$ 557,769**	**$ 505,370**
Undistributed net investment income	14,812	8,706
*Share information		
Shares sold	10,031	9,194
Distributions reinvested	858	968
Shares redeemed	(6,011)	(6,640)
Increase in shares outstanding	4,878	3,522

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Guidance In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2014:

There were no material transfers between Levels 1 and 2 during the year ended October 31, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the year ended October 31, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at October 31, 2014, totaled $(152,000) for the year ended October 31, 2014. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the year, transfers into Level 3 resulted from a lack of observable market data for the security.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the year ended October 31, 2014, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value, as described in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of October 31, 2014, the fund held equity futures with cumulative unrealized loss of $90,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the year ended October 31, 2014, the fund recognized $209,000 of realized gain on Futures and a $(215,000) change in unrealized gain/loss on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash and currencies posted by the fund are reflected as cash deposits in the accompanying financial statements and generally are restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. As of October 31, 2014, securities valued at $160,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2014, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2014, the value of loaned securities was $6,290,000; the value of cash collateral and related investments was $6,590,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $105,858,000 and $37,747,000, respectively, for the year ended October 31, 2014.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions during the years ended October 31, 2014 and October 31, 2013, totaled $11,371,000 and $11,404,000, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2014, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies and/or certain open derivative contracts for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. Because the fund is required to use capital loss carryforwards that do not expire before those with expiration dates, all or a portion of its capital loss carryforwards subject to expiration could ultimately go unused. The fund’s available capital loss carryforwards as of October 31, 2014, expire as follows: $11,710,000 in fiscal 2016, $18,272,000 in fiscal 2017, $10,857,000 in fiscal 2018, and $26,485,000 in fiscal 2019; $14,017,000 have no expiration.

NOTE 6 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, certain foreign currency transactions are subject to tax and capital gains realized upon disposition of securities issued in or by certain foreign countries and are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31, 2014, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a subadvisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At October 31, 2014, approximately 7% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Mutual funds and other accounts managed by T. Rowe Price and its affiliates (collectively, T. Rowe Price funds) may invest in the fund; however, no T. Rowe Price fund may invest for the purpose of exercising management or control over the fund. At October 31, 2014, approximately 1% of the fund’s outstanding shares were held by T. Rowe Price funds.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price International Index Fund, Inc. and
Shareholders of T. Rowe Price International Equity Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price International Equity Index Fund (comprising T. Rowe Price International Index Fund, Inc., hereafter referred to as the “Fund”) at October 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, and confirmation of the underlying funds by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2014

Tax Information (Unaudited) for the Tax Year Ended 10/31/14

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $758,000 from short-term capital gains.

For taxable non-corporate shareholders, $14,204,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.

The fund will pass through foreign source income of $16,936,000 and foreign taxes paid of $655,000.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name (Year of Birth) Year Elected* [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

William R. Brody (1944) 2009 [163]	President and Trustee, Salk Institute for Biological Studies (2009 to
present); Director, BioMed Realty Trust (2013 to present); Director,
Novartis, Inc. (2009 to present); Director, IBM (2007 to present)

Anthony W. Deering (1945) 2000 [163]	Chairman, Exeter Capital, LLC, a private investment firm (2004 to present); Director, Brixmor Real Estate Investment Trust (2012 to
present); Director and Advisory Board Member, Deutsche Bank
North America (2004 to present); Director, Under Armour (2008 to present); Director, Vornado Real Estate Investment Trust (2004
to 2012)

Donald W. Dick, Jr. (1943) 2000 [163]	Principal, EuroCapital Partners, LLC, an acquisition and management advisory firm (1995 to present)

Bruce W. Duncan (1951) 2013 [163]	President, Chief Executive Officer, and Director, First Industrial Realty
Trust, owner and operator of industrial properties (2009 to present);
Chairman of the Board (2005 to present), Interim Chief Executive
Officer (2007), and Director (1999 to present), Starwood Hotels &
Resorts, a hotel and leisure company

Robert J. Gerrard, Jr. (1952) 2012 [163]	Advisory Board Member, Pipeline Crisis/Winning Strategies (1997 to present); Chairman of Compensation Committee and Director, Syniverse Holdings, Inc. (2008 to 2011)

Karen N. Horn (1943) 2003 [163]	Limited Partner and Senior Managing Director, Brock Capital
Group, an advisory and investment banking firm (2004 to present);
Director, Eli Lilly and Company (1987 to present); Director, Simon
Property Group (2004 to present); Director, Norfolk Southern
(2008 to present)

Paul F. McBride (1956) 2013 [163]	Former Company Officer and Senior Vice President, Human Resources and Corporate Initiatives, Black & Decker Corporation (2004 to 2010)

Cecilia E. Rouse, Ph.D. (1963) 2012 [163]	Dean, Woodrow Wilson School (2012 to present); Professor and
Researcher, Princeton University (1992 to present); Director, MDRC, a nonprofit education and social policy research organization
(2011 to present); Member, National Academy of Education (2010 to present); Research Associate, National Bureau of Economic
Research’s Labor Studies Program (2011 to present); Member,
President’s Council of Economic Advisors (2009 to 2011); Chair
of Committee on the Status of Minority Groups in the Economic
Profession, American Economic Association (2012 to present)

John G. Schreiber (1946) 2001 [163]	Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder and Partner,
Blackstone Real Estate Advisors, L.P. (1992 to present); Director,
General Growth Properties, Inc. (2010 to 2013); Director, BXMT
(formerly Capital Trust, Inc.), a real estate investment company
(2012 to present); Director and Chairman of the Board, Brixmor
Property Group, Inc. (2013 to present); Director, Hilton Worldwide
(2013 to present)

Mark R. Tercek (1957) 2009 [163]	President and Chief Executive Officer, The Nature Conservancy (2008 to present)

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name (Year of Birth) Year Elected* [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Edward C. Bernard (1956) 2006 [163]	Director and Vice President, T. Rowe Price; Vice Chairman of the
Board, Director, and Vice President, T. Rowe Price Group, Inc.;
Chairman of the Board, Director, and President, T. Rowe Price
Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
Services, Inc.; Chairman of the Board, Chief Executive Officer,
and Director, T. Rowe Price International; Chairman of the Board,
Chief Executive Officer, Director, and President, T. Rowe Price Trust
Company; Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC (1955) 2006 [109]	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
Chairman of the Board, Chief Investment Officer, Director, and Vice
President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth) Position Held With International Equity Index Fund	Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969) President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Darrell N. Braman (1963) Vice President	Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

Roger L. Fiery III, CPA (1959) Vice President	Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, and T. Rowe Price Trust Company

John R. Gilner (1961) Chief Compliance Officer	Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Gregory S. Golczewski (1966) Vice President	Vice President, T. Rowe Price and T. Rowe Price Trust Company

Gregory K. Hinkle, CPA (1958) Treasurer	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Patricia B. Lippert (1953) Secretary	Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

R. Scott Livingston (1979) Vice President	Assistant Vice President, T. Rowe Price

David Oestreicher (1967) Vice President	Director, Vice President, and Secretary, T. Rowe
Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; Chief Legal Officer, Vice President,
and Secretary, T. Rowe Price Group, Inc.; Vice
President and Secretary, T. Rowe Price and
T. Rowe Price International; Vice President,
Price Hong Kong and Price Singapore

Deborah D. Seidel (1962) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

Neil Smith (1972) Executive Vice President	Vice President, Price Hong Kong, Price Singapore, T. Rowe Price Group, Inc., and T. Rowe Price International

Craig A. Thiese (1975) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Ken D. Uematsu, CFA (1969) Vice President	Vice President, T. Rowe Price and T. Rowe Price Trust Company

Julie L. Waples (1970) Vice President	Vice President, T. Rowe Price

J. Zachary Wood, CFA (1972) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,159,000 and $1,828,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date December 16, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date December 16, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date December 16, 2014